Trade and Other Payables - Summary of Other Non-current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Trade and other non-current payables [abstract]
Other payables (Note 33, Note 36)	¥ 151,862	$ 21,936	¥ 171,768